LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Loans Payable
SCHEDULE OF LOANS PAYABLE
	December 31, 2024	December 31, 2023
Opening balance	$85,058	$86,571
Repayment of loans payable	(85,058)	(6,747)
Accretion expense	-	5,234
Ending balance	$-	$85,058

SCHEDULE OF LOANS
	Start Date	Maturity Date	Rate	Carrying Value December 31, 2024	Carrying Value December 31, 2023
CEBA	2020-05-19	2024-03-28	0%	$-	$40,000
CEBA	2021-04-23	2024-03-28	0%	-	40,000
Vehicle loan	2019-08-30	2024-09-11	6.99%	-	5,058
Total				$-	$85,058